Goodwill - Summary of Discount Rates and Perpetual Growth Rates (Detail)	Dec. 31, 2025	Dec. 31, 2024
Shinsegi Telecom, Inc. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	4.80%	5.20%
Pre-tax annual discount rate	6.50%	7.00%
Annual growth rate	0.00%	0.00%
SK Broadband Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	5.00%	6.00%
Pre-tax annual discount rate	6.30%	7.60%
Annual growth rate	1.00%	1.00%